Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	¥ 265,569,000,000	¥ 178,416,000,000	¥ 217,911,000,000
Troubled debt restructurings, Post-modification outstanding recorded investment	263,450,000,000	177,246,000,000	216,599,000,000
Troubled debt restructurings that subsequently defaulted, Recorded Investment	38,521,000,000	39,450,000,000	26,521,000,000
Commercial | Loans acquired with deteriorated credit quality
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	0	0	10,786,000,000
Troubled debt restructurings, Post-modification outstanding recorded investment	0	0	10,786,000,000
Commercial | Domestic
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	168,348,000,000	39,282,000,000	61,735,000,000
Troubled debt restructurings, Post-modification outstanding recorded investment	167,342,000,000	39,282,000,000	61,735,000,000
Troubled debt restructurings that subsequently defaulted, Recorded Investment	12,020,000,000	16,179,000,000	8,857,000,000
Commercial | Foreign
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	16,144,000,000	33,839,000,000	39,827,000,000
Troubled debt restructurings, Post-modification outstanding recorded investment	16,144,000,000	33,839,000,000	39,827,000,000
Troubled debt restructurings that subsequently defaulted, Recorded Investment	13,180,000,000	9,861,000,000	2,337,000,000
Residential
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	22,484,000,000	18,121,000,000	5,137,000,000
Troubled debt restructurings, Post-modification outstanding recorded investment	22,484,000,000	18,121,000,000	5,137,000,000
Troubled debt restructurings that subsequently defaulted, Recorded Investment	203,000,000	157,000,000	31,000,000
Card
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	20,937,000,000	20,857,000,000	22,625,000,000
Troubled debt restructurings, Post-modification outstanding recorded investment	19,824,000,000	19,737,000,000	21,561,000,000
Troubled debt restructurings that subsequently defaulted, Recorded Investment	2,746,000,000	2,733,000,000	3,320,000,000
MUAH
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	11,384,000,000	22,801,000,000	33,782,000,000
Troubled debt restructurings, Post-modification outstanding recorded investment	11,384,000,000	22,763,000,000	33,564,000,000
Troubled debt restructurings that subsequently defaulted, Recorded Investment	0	3,437,000,000	4,656,000,000
Krungsri
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	14,869,000,000	18,548,000,000	31,238,000,000
Troubled debt restructurings, Post-modification outstanding recorded investment	14,869,000,000	18,548,000,000	31,209,000,000
Troubled debt restructurings that subsequently defaulted, Recorded Investment	5,657,000,000	6,226,000,000	7,305,000,000
Other
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	11,403,000,000	24,968,000,000	12,781,000,000
Troubled debt restructurings, Post-modification outstanding recorded investment	11,403,000,000	24,956,000,000	12,780,000,000
Troubled debt restructurings that subsequently defaulted, Recorded Investment	¥ 4,715,000,000	¥ 857,000,000	¥ 15,000,000